UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2013 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS – 25.9%
	ENERGY – 22.8%
	Chesapeake Energy Corp.
$650,000	6.875%, 8/15/20181	$689,000
750,000	7.250%, 12/15/20181	847,500
650,000	6.625%, 8/15/20201	711,750
1,000,000	CONSOL Energy, Inc. 8.250%, 4/1/20201	1,107,500
550,000	Denbury Resources, Inc. 8.250%, 2/15/20201	617,375
875,000	EQT Corp. 4.875%, 11/15/20211	932,828
275,000	QEP Resources, Inc. 6.875%, 3/1/20211	315,562
675,000	Quicksilver Resources, Inc. 8.250%, 8/1/20151	651,375
520,000	Williams Cos., Inc. 8.750%, 3/15/20321	709,616
		6,582,506
	INDUSTRIAL – 3.1%
850,000	Teekay Corp. 8.500%, 1/15/20201	913,750

	TOTAL CORPORATE BONDS (Cost $7,224,890)	7,496,256

Number of Shares
	COMMON STOCKS – 48.9%
	ENERGY – 46.1%
10,325	Anadarko Petroleum Corp.	821,663
67,352	Enbridge Energy Management LLC	1,840,725
14,675	EQT Corp.	925,846
12,739	Kinder Morgan Management LLC	1,055,161
29,000	Kinder Morgan, Inc.	1,075,030
12,100	Marathon Petroleum Corp.	1,002,848
5,050	Occidental Petroleum Corp.	415,767
18,260	ONEOK, Inc.	821,517
15,500	Phillips 66	975,880
13,400	QEP Resources, Inc.	408,164
14,310	Spectra Energy Corp.	415,562
20,300	Targa Resources Corp.	1,238,300
16,755	TransCanada Corp.	779,275
44,715	Williams Cos., Inc.	1,552,058
		13,327,796

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL – 1.3%
13,255	Teekay Offshore Partners LP	$371,007

	UTILITIES – 1.5%
15,475	NiSource, Inc.	428,658

	TOTAL COMMON STOCKS (Cost $12,267,592)	14,127,461

	MASTER LIMITED PARTNERSHIPS – 24.8%
	CONSUMER, CYCLICAL – 1.4%
20,287	Inergy LP	404,928

	ENERGY – 22.8%
4,000	Buckeye Partners LP	222,800
18,868	Crestwood Midstream Partners LP - Class C2	472,003
14,245	DCP Midstream Partners LP	578,774
29,890	Energy Transfer Equity LP	1,589,849
12,380	Enterprise Products Partners LP	701,575
9,878	EV Energy Partner LP	553,267
18,037	Inergy Midstream LP2	431,145
9,175	MarkWest Energy Partners LP	524,535
8,293	MPLX LP	271,098
11,455	Plains All American Pipeline LP	627,161
1,675	Tesoro Logistics LP	83,583
2,500	TransMontaigne Partners LP	114,650
7,985	Western Gas Partners LP	437,897
		6,608,337
	UTILITIES – 0.6%
4,705	Western Gas Equity Partners LP	159,829

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,586,926)	7,173,094

	SHORT-TERM INVESTMENTS – 0.6%
177,113	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%3	177,113

	TOTAL SHORT-TERM INVESTMENTS (Cost $177,113)	177,113

	TOTAL INVESTMENTS – 100.2% (Cost $25,256,521)	28,973,924

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Liabilities in Excess of Other Assets – (0.2)%	$(54,851)

TOTAL NET ASSETS – 100.0%	$28,919,073

Number of Contracts		Value
	SECURITIES SOLD SHORT – (0.4)%
	WRITTEN OPTION CONTRACTS – (0.4)%
	CALL OPTIONS – (0.4)%
	Anadarko Petroleum Corp.
(52)	Exercise Price: $88, Expiration Date: May 18, 2013*	$(11,648)
(51)	Exercise Price: $90, Expiration Date: May 18, 2013*	(8,211)
	EQT Corp.
(5)	Exercise Price: $65, Expiration Date: June 22, 2013*	(1,050)
	Marathon Petroleum Corp.
(121)	Exercise Price: $90, Expiration Date: July 20, 2013*	(44,407)
	Occidental Petroleum Corp.
(50)	Exercise Price: $88, Expiration Date: May 18, 2013*	(5,300)
	Phillips 66
(155)	Exercise Price: $70, Expiration Date: August 17, 2013*	(42,625)
	QEP Resources, Inc.
(134)	Exercise Price: $35, Expiration Date: June 22, 2013*	(7,035)
	TransCanada Corp.
(166)	Exercise Price: $50, Expiration Date: May 18, 2013*	(4,150)

	TOTAL SECURITIES SOLD SHORT (Proceeds $143,802)	$(124,426)

LLC – Limited Liability Company
LP – Limited Partnership

* Non-income producing security.

1 Callable.

2 Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees.  The aggregate value of such investments is 3.03% of net assets.

3 The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

Note 1 – Organization
The FAMCO MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2013 (Unaudited)

the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At February 28, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$25,052,921

Proceeds from securities sold short	$(143,802)

Gross unrealized appreciation	$4,120,580
Gross unrealized depreciation	(180,201)

Net unrealized appreciation	$3,940,379

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2013 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income (loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$6,582,506	$-	$6,582,506
Industrial	-	913,750	-	913,750
Common Stocks
Energy	13,327,796	-	-	13,327,796
Industrial	371,007	-	-	371,007
Utilities	428,658	-	-	428,658
Master Limited Partnerships
Consumer,Cyclical	404,928	-	-	404,928
Energy	5,705,189	903,148	-	6,608,337
Utilities	159,829	-	-	159,829
Short-Term Investments	177,113	-	-	177,113
Total Assets	$20,574,520	$8,399,404	$-	$20,973,924

Liabilities
Securities Sold Short
Written Options Contracts	$(124,426)	$-	$-	$(124,426)
Total Liabilities	$(124,426)	$-	$-	$(124,426)

* The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of reporting period. There were no transfers at period end.

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2013 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS – 24.2%
	ENERGY – 22.7%
	Chesapeake Energy Corp.
$550,000	6.875%, 8/15/20181	$583,000
2,000,000	7.250%, 12/15/20181	2,260,000
4,720,000	6.625%, 8/15/20201	5,168,400
	Concho Resources, Inc.
4,000,000	7.000%, 1/15/20211	4,420,000
2,000,000	6.500%, 1/15/20221	2,180,000
7,000,000	CONSOL Energy, Inc. 8.250%, 4/1/20201	7,752,500
3,881,000	DCP Midstream LLC 6.750%, 9/15/20371, 2	4,496,313
3,000,000	Denbury Resources, Inc. 8.250%, 2/15/20201	3,367,500
2,500,000	Exterran Holdings, Inc. 7.250%, 12/1/20181	2,656,250
11,000,000	Forest Oil Corp. 7.500%, 9/15/20201, 2	11,797,500
3,000,000	NGPL PipeCo LLC 9.625%, 6/1/20191, 2	3,480,000
	QEP Resources, Inc.
1,000,000	6.800%, 4/1/20181	1,085,000
5,800,000	6.875%, 3/1/20211	6,655,500
3,000,000	Quicksilver Resources, Inc. 8.250%, 8/1/20151	2,895,000
9,500,000	Rockies Express Pipeline LLC 5.625%, 4/15/20201, 2	8,858,750
865,000	Sonat, Inc. 7.000%, 2/1/20181	951,132
		68,606,845
	INDUSTRIAL – 1.5%
4,025,000	Teekay Corp. 8.500%, 1/15/20201	4,326,875

	TOTAL CORPORATE BONDS (Cost $72,245,658)	72,933,720

Number of Shares
	COMMON STOCKS – 50.2%
	ENERGY – 47.3%
111,030	Anadarko Petroleum Corp.	8,835,767
720,116	Enbridge Energy Management LLC	19,680,776
159,315	EQT Corp.	10,051,183
138,812	Kinder Morgan Management LLC	11,497,763
309,505	Kinder Morgan, Inc.	11,473,350

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
127,975	Marathon Petroleum Corp.	$10,606,568
55,075	Occidental Petroleum Corp.	4,534,325
194,945	ONEOK, Inc.	8,770,576
164,130	Phillips 66	10,333,625
145,800	QEP Resources, Inc.	4,441,068
155,735	Spectra Energy Corp.	4,522,544
217,340	Targa Resources Corp.	13,257,740
179,255	TransCanada Corp.	8,337,150
475,520	Williams Cos., Inc.	16,505,299
		142,847,734
	INDUSTRIAL – 1.3%
139,778	Teekay Offshore Partners LP	3,912,386

	UTILITIES – 1.6%
168,325	NiSource, Inc.	4,662,603

	TOTAL COMMON STOCKS (Cost $137,414,526)	151,422,723

	MASTER LIMITED PARTNERSHIPS – 24.3%
	CONSUMER, CYCLICAL – 1.4%
212,391	Inergy LP	4,239,324

	ENERGY – 22.4%
62,900	Buckeye Partners LP	3,503,530
4,720	Crestwood Midstream Partners LP - Class C3	118,076
150,309	DCP Midstream Partners LP	6,107,055
330,535	Energy Transfer Equity LP	17,581,157
134,035	Enterprise Products Partners LP	7,595,763
110,298	EV Energy Partner LP	6,177,791
162,338	Inergy Midstream LP3	3,880,427
97,025	MarkWest Energy Partners LP	5,546,919
89,703	MPLX LP	2,932,391
125,755	Plains All American Pipeline LP	6,885,086
26,312	Tesoro Logistics LP	1,312,969
27,020	TransMontaigne Partners LP	1,239,137
84,710	Western Gas Partners LP	4,645,496
		67,525,797
	UTILITIES – 0.5%
49,505	Western Gas Equity Partners LP	1,681,685

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $62,122,501)	73,446,806

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS – 2.3%
7,028,040	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%4	$7,028,040

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,028,040)	7,028,040

	TOTAL INVESTMENTS – 101.0% (Cost $278,810,725)	304,831,289
	Liabilities in Excess of Other Assets – (1.0)%	(2,962,620)

	TOTAL NET ASSETS – 100.0%	$301,868,669

Number of Contracts
	SECURITIES SOLD SHORT – (0.4)%
	WRITTEN OPTION CONTRACTS – (0.4)%
	CALL OPTIONS – (0.4)%
	Anadarko Petroleum Corp.
(501)	Exercise Price: $88, Expiration Date: May 18, 2013*	(112,224)
(406)	Exercise Price: $90, Expiration Date: May 18, 2013*	(65,366)
	EQT Corp.
(104)	Exercise Price: $65, Expiration Date: June 22, 2013*	(21,840)
	Marathon Petroleum Corp.
(1,184)	Exercise Price: $90, Expiration Date: July 20, 2013*	(434,528)
	Occidental Petroleum Corp.
(411)	Exercise Price: $88, Expiration Date: May 18, 2013*	(43,566)
	Phillips 66
(1,394)	Exercise Price: $70, Expiration Date: August 17, 2013*	(383,350)
	QEP Resources, Inc.
(1,189)	Exercise Price: $35, Expiration Date: June 22, 2013*	(62,422)
	TransCanada Corp.
(1,462)	Exercise Price: $50, Expiration Date: May 18, 2013*	(36,550)

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,315,056)	$(1,159,846)

LLC – Limited Liability Company
LP – Limited Partnership

* Non-income producing security.

1 Callable.

2 144a restricted security. Security exempt from registration under Rule 144a of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally qualified institutional buyers.

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

3 Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees.  The aggregate value of such investments is 1.32% of net assets.

4 The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

Note 1 – Organization
The FAMCO MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund primarily seeks current income and secondarily seeks long-term capital appreciation.  The Fund commenced investment operations on December 27, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2013 (Unaudited)

the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At February 28, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$277,926,239

Proceeds from securities sold short	$(1,315,056)

Gross unrealized appreciation	$30,416,069
Gross unrealized depreciation	(3,355,809)

Net unrealized appreciation	$27,060,260

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2013 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income (loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$68,606,845	$-	$68,606,845
Industrial	-	4,326,875	-	4,326,875
Common Stocks
Energy	142,847,734	-	-	142,847,734
Industrial	3,912,386	-	-	3,912,386
Utilities	4,662,603	-	-	4,662,603
Master Limited Partnerships
Consumer,Cyclical	4,239,324	-	-	4,239,324
Energy	63,527,294	3,998,503	-	67,525,797
Utilities	1,681,685	-	-	1,681,685
Short-Term Investments	7,028,040	-	-	7,028,040
Total Assets	$227,899,066	$76,932,223	$-	$304,831,289

Liabilities
Securities Sold Short
Written Options Contracts	$(1,159,846)	$-	$-	$(1,159,846)
Total Liabilities	$(1,159,846)	$-	$-	$(1,159,846)

* The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	4/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	4/25/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	4/25/13

  * Print the name and title of each signing officer under his or her signature.